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STEPHANIE A. CAPISTRON stephanie.capistron@dechert.com +1 617 728 7127 Direct +1 617 275 8364 Fax

August 28, 2020

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs ETF Trust (the “Registrant”)

Registration Statement on Form N-14

Ladies and Gentlemen:

Attached for filing via the EDGAR system is the Registration Statement on Form N-14 under the Securities Act of 1933, as amended, for the Registrant. This Registration Statement is being filed in connection with the reorganization of the Goldman Sachs Data-Driven World ETF, Goldman Sachs Finance Reimagined ETF, Goldman Sachs Human Evolution ETF, Goldman Sachs Manufacturing Revolution ETF and Goldman Sachs New Age Consumer ETF, each a series of the Registrant, with and into the Goldman Sachs Innovate Equity ETF, another series of the Registrant, as described in the Registration Statement and in the form of Agreement and Plan of Reorganization filed therewith.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 617.728.7127.

Sincerely,

/s/ Stephanie A. Capistron
Stephanie A. Capistron